Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment, Net (Details) ¥ in Thousands, $ in Thousands	Mar. 31, 2025 CNY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 CNY (¥)
Property, Plant and Equipment [Line Items]
Property and equipment gross	¥ 79,608		¥ 79,608
Less: accumulated depreciation	(31,059)		(25,420)
Less: impairment	(8,950)
Property and equipment, net	39,599	$ 5,457	54,188
Office Real Estate [Member]
Property, Plant and Equipment [Line Items]
Property and equipment gross	20,995		20,995
Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment gross	10,768		10,768
Production and other machineries [Member]
Property, Plant and Equipment [Line Items]
Property and equipment gross	47,845		47,845
Cost			26,629
Less: accumulated depreciation and amortization			(13,363)
Net book value			¥ 13,266